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                               SUPPLEMENT TO THE
                         SCHWAB MARKETTRACK PORTFOLIOS
                       PROSPECTUS DATED FEBRUARY 28, 2008



                 THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS
                 EFFECTIVE AS OF MARCH 11, 2008.

                 THIS SUPPLEMENT PROVIDES INFORMATION BEYOND
                 THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE
                 READ IN CONJUNCTION WITH THE PROSPECTUS.

                 Under the heading "Fund management," the biography for Andrew Tikofsky is deleted.


                       PLEASE RETAIN THIS SUPPLEMENT FOR
                                 YOUR RECORDS.
























(C)2008 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG41288 (03/08)





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                                SUPPLEMENT TO THE
                     FEBRUARY 28, 2008 SCHWAB TARGET FUNDS
                                   PROSPECTUS

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MARCH 11, 2008.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

ON PAGE 17, IN THE "ASSET CLASS & UNDERLYING FUNDS" COLUMN OF THE TABLE, THE FOLLOWING FUND IS ADDED TO THE INTERNATIONAL ASSET CLASS:

Laudus Rosenberg International Discovery Fund

ON PAGE 18, IN THE FIRST PARAGRAPH, THE FOLLOWING FUND IS ADDED TO THE LIST OF FUNDS IN WHICH THE SCHWAB RETIREMENT INCOME FUND DOES NOT INVEST:

Laudus Rosenberg International Discovery Fund

ON PAGE 18, THE FOLLOWING LANGUAGE IS ADDED TO THE END OF THE FIRST PARAGRAPH:

The Schwab Target 2015 Fund, Schwab Target 2025 Fund, and Schwab Target 2035 Fund do not invest in the Laudus Rosenberg International Small Capitalization Fund.

ON PAGE 20, UNDER THE "EQUITY FUNDS -- INTERNATIONAL" SECTION OF THE TABLE DESCRIBING UNDERLYING FUNDS, THE FOLLOWING FUND AND ACCOMPANYING INVESTMENT OBJECTIVE ARE ADDED.

Laudus Rosenberg International Discovery Fund

Seeks a return (capital appreciation and current income) greater than that of the S&P/Citigroup Global ex-U.S. Broad Market Index $2-$10 billion Cap Range. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of companies based in developed international and emerging markets. The fund invests primarily in equity securities of companies that are traded in markets outside the United States. The fund seeks to match the market capitalization profile of the S&P/Citigroup Global ex-U.S. Broad Market Index $2-$10 billion Cap Range.

                                                                       continued



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ON PAGE 24, IN THE SECTION TITLED "PRINCIPAL RISKS OF THE UNDERLYING FUNDS," THE
FOLLOWING CHANGES ARE MADE TO THE PRINCIPAL RISK TABLE:

"Large- and mid-cap risk" is deleted and replaced with "Large-cap and/or mid-cap risk."

The Laudus Rosenberg International Discovery Fund is added to the table and the following risks apply to the fund: Investment risk, Market risk, Market segment risk, Management risk, Equity risk, Large-cap and/or mid-cap risk, Small-cap risk, Exchange-traded funds risk, Foreign securities risk, Emerging markets risk, Currency risk, and Portfolio turnover risk.

ON PAGE 25, THE "LARGE- AND MID-CAP RISK" PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

LARGE-CAP AND/OR MID-CAP RISK. An underlying fund's investments in large-cap and/or mid-cap companies will reflect the risks associated with the large-cap and mid-cap segments of the stock market, respectively. Both large-cap and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large-cap and/or mid-cap stocks fall behind other types of investments--small-cap stocks, for instance--the performance of an underlying fund that focuses its investments in large-cap and/or mid-cap stocks will lag these investments.

                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.













(C)2008 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG41279 (03/08)